UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.

					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 			Aris Wealth Services, Inc.
Address:		270 Walker Drive
			State College, PA  16801

13F File Number:  028-12746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Chas Boyd
Title:			CCO
Phone:			814-231-3710

Signature, Place, and Date of Signing:


Chas Boyd
State College, PA
July 17, 2012

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

			  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 76

Form 13F information Table Value Total: $39,179
					(x$1000)

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
IShares TR Aggregate Bond      PFD              464287226     1647    14825 SH       Sole                    12926              1899
IShares Tr High Yld Corp       PFD              464288513      369     3951 SH       Sole                     3828               123
IShares TR TIPS Bond 5-10 Year PFD              464287176      397     3273 SH       Sole                     2920               353
Allstate Corp                  COM              020002101      420    10461 SH       Sole                     8239              2222
Ameriprise Financial Inc       COM              03076C106      318     5076 SH       Sole                     4174               902
Antex Biologics Inc Com New    COM              03672W308        0    25000 SH       Sole                                      25000
Apache                         COM              037411105      367     4673 SH       Sole                     2858              1815
Apple Computer                 COM              037833100      623     1170 SH       Sole                      873               297
AT&T Inc Com                   COM              00206R102      577    17105 SH       Sole                     1372             15733
Bank of America Corp           COM              060505104      326    28087 SH       Sole                    22250              5837
Beam Inc Com                   COM              073730103      871    14250 SH       Sole                                      14250
BMC Software                   COM              055921100      354     8938 SH       Sole                     6657              2281
BPI Energy Holdings Com        COM              055934103        0    31400 SH       Sole                                      31400
Capital One Finl Corp          COM              14040H105      286     4941 SH       Sole                     4129               812
Celgene Corp New               COM              151020104      257     3270 SH       Sole                     2765               505
CF Inds Hldgs Inc Com          COM              125269100      268     1318 SH       Sole                     1058               260
Cisco Systems                  COM              17275R102      418    21256 SH       Sole                    14109              7146
Colgate Palmolive              COM              194162103      560     5355 SH       Sole                     3286              2069
ConocoPhillips                 COM              20825C104      852    14697 SH       Sole                     4898              9799
Constellation Brands A         COM              21036P108      503    14227 SH       Sole                    11911              2316
CVS/Caremark Corp              COM              126650100      421     8709 SH       Sole                     6964              1745
Danaher Corp                   COM              235851102      360     6434 SH       Sole                     5091              1343
Darden Restaurants Inc         COM              237194105      282     6260 SH       Sole                     5281               979
Deere                          COM              244199105      236     2726 SH       Sole                     2205               521
Dr Pepper Snapple Grp Com      COM              26138E109      345     7820 SH       Sole                     6432              1388
DTE Energy                     COM              233331107      223     3711 SH       Sole                     3146               565
Eaton Vance Risk Managed Incom COM              27829G106     3479   333562 SH       Sole                     1311            332251
Exxon Mobil Corporation        COM              30231G102     1254    14494 SH       Sole                     4011             10483
Fiserv Inc                     COM              337738108      477     6036 SH       Sole                     5109               927
Freeport McMoran Copper & Gold COM              35671D857      239     6987 SH       Sole                     5619              1368
Fulton Financial               COM              360271100      115    11980 SH       Sole                                      11980
General Dynamics               COM              369550108      251     3626 SH       Sole                     3022               604
General Electric               COM              369604103      683    32532 SH       Sole                     3357             29175
Gilead Sciences Inc            COM              375558103      440     5984 SH       Sole                     4597              1387
Google Inc Cl A                COM              38259P508      446      631 SH       Sole                      480               151
Harman International           COM              413086109      286     6413 SH       Sole                     4693              1720
Harris Corp                    COM              413875105      338     6909 SH       Sole                     5774              1135
IBM                            COM              459200101      406     2120 SH       Sole                      656              1464
Idenix Pharmaceuticals Com     COM              45166R204      146    30000 SH       Sole                                      30000
J P Morgan Chase & Co          COM              46625H100      446    10147 SH       Sole                     5967              4180
Johnson & Johnson              COM              478160104      203     2901 SH       Sole                      640              2261
Kayne Anderson MLP Investment  COM              486606106     3231   109654 SH       Sole                      577            109076
Kohls                          COM              500255104      291     6766 SH       Sole                     4634              2132
Laboratory Corp of Amer Hldgs  COM              50540R409      284     3282 SH       Sole                     2641               641
Lowes                          COM              548661107      427    12034 SH       Sole                     9083              2950
LSI Logic                      COM              502161102      348    49257 SH       Sole                    37164             12093
Marriott Internatl Inc Class A COM              fhb903208        0    11166 SH       Sole                                      11166
McKesson HBOC Inc              COM              58155Q103      340     3506 SH       Sole                     2686               820
Merck & Co                     COM              58933Y105      251     6128 SH       Sole                     1637              4491
Metlife Inc                    COM              59156R108      249     7560 SH       Sole                     6250              1310
Murphy Oil Corp                COM              626717102      368     6180 SH       Sole                     4424              1756
Nabors Inds Inc                COM              G6359F103      320    22165 SH       Sole                    13907              8258
National Oilwell Varco Com     COM              637071101      427     6243 SH       Sole                     4574              1670
Nuveen Energy MLP Total Return COM              67074U103     2862   161687 SH       Sole                      902            160785
Nvidia Corp                    COM              67066G104      296    24169 SH       Sole                    17629              6540
Oracle Systems                 COM              68389X105      594    17825 SH       Sole                    11356              6468
Phillips 66 Com                COM              718546104      257     4839 SH       Sole                      267              4572
Procter & Gamble               COM              742718109      341     5023 SH       Sole                      983              4040
Public Service Enterprise Grp  COM              744573106      418    13659 SH       Sole                     6480              7179
Roper Industries Inc           COM              776696106      408     3659 SH       Sole                     2723               937
Scripps Network Interactive In COM              811065101      312     5389 SH       Sole                     4151              1238
Stericycle Inc                 COM              858912108      352     3775 SH       Sole                     2913               862
Target Corp                    COM              87612E106      344     5811 SH       Sole                     4273              1538
Thermo Electron                COM              883556102      306     4803 SH       Sole                     3835               968
Travelers Companies Com        COM              89417E109      349     4862 SH       Sole                     3990               872
Union Pacific                  COM              907818108      452     3598 SH       Sole                     2829               769
UNUM Corp                      COM              91529Y106      262    12608 SH       Sole                    10507              2101
Verizon Communications         COM              92343V104      636    14700 SH       Sole                     7533              7167
Wal Mart Stores                COM              931142103      375     5491 SH       Sole                     4500               991
Watson Pharmaceutical Inc      COM              942683103      409     4751 SH       Sole                     3703              1048
Ziopharm Oncology Inc Com      COM              98973P101      330    79238 SH       Sole                                      79238
Hcp Inc                        LTD              40414L109      847    18765 SH       Sole                      126             18639
Health Care REIT, Inc.         LTD              42217K106      907    14792 SH       Sole                      137             14655
Realty Income Corporation      LTD              756109104      894    22244 SH       Sole                      128             22116
Carey Watermark Invsinc Price  LTD              14179a103      101    10075 SH       Sole                                      10075
Corporate Ppty Assoc17 Glbal I LTD              22003d102      100    10000 SH       Sole                                      10000